Shareholder Report	12 Months Ended
Mar. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Tributary Funds, Inc.
Entity Central Index Key	0000932381
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
C000063510
Shareholder Report [Line Items]
Fund Name	Tributary Balanced Fund
Class Name	Institutional
Trading Symbol	FOBAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Tributary Balanced Fund for the period of April 1, 2025, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]

This annual shareholder report contains important information about the Tributary Balanced Fund for the period of April 1, 2025, to March 31, 2026. You can find additional information about the Fund at www.tributaryfunds.com/resources. You can also request this information by contacting us at (800) 662-4203.

Additional Information Phone Number	(800) 662-4203
Additional Information Website	www.tributaryfunds.com/resources
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$96	0.92%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.92%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]
Table Summary
	One Year	Five Year	Ten Year
Institutional Class	10.02%	6.72%	8.42%
Russell 3000 Index	18.09%	10.87%	13.72%
Bloomberg U.S. Intermediate Government/Credit Bond Index	4.41%	1.33%	2.04%
Composite Index (60% Russell 3000® Index, 40% Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index)	12.54%	7.19%	9.19%

No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Effective August 29, 2024, the Fund changed its primary benchmark index from the Composite Index (60% Russell 3000® Index, 40% Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index) to the Russell 3000® Index due to regulatory requirements. The Fund retained the Composite Index (60% Russell 3000® Index, 40% Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index) as a secondary benchmark index because the Composite Index (60% Russell 3000® Index, 40% Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index) more closely reflects the market sectors in which the Fund invests.
Prior Market Index Comparison [Text Block]	The Fund retained the Composite Index (60% Russell 3000® Index, 40% Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index) as a secondary benchmark index
Updated Performance Information Location [Text Block]
AssetsNet	$ 78,590,226
Holdings Count | Holding	206
Advisory Fees Paid, Amount	$ 307,125
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Total Net Assets	$78,590,226
# of Portfolio Holdings	206
Portfolio Turnover Rate	21%
Investment Advisory Fees (Net of fees waived)	$307,125

Holdings [Text Block]

Sector Weightings

(% total investments)

Table Summary
Value	Value
Information Technology	19.7%
Government Securities	14.8%
Financials	11.7%
Consumer Discretionary	8.1%
Industrials	7.2%
Communication Services	6.3%
Asset Backed Securities	6.1%
Health Care	5.3%
Consumer Staples	4.2%
Short-Term Investments	3.2%
Energy	3.1%
Non-Agency Commercial Mortgage Backed Securities	2.6%
Utilities	2.1%
Real Estate	1.6%
Non-Agency Residential Mortgage Backed Securities	1.4%
U.S. Government Mortgage Backed Securities	1.4%
Materials	1.2%

Largest Holdings [Text Block]

Top Ten Holdings

(% of net assets)

Table Summary
NVIDIA Corp.	4.68%
U.S. Treasury Note/Bond	4.24%
Apple, Inc.	4.18%
U.S. Treasury Note/Bond	3.93%
Alphabet, Inc., Class C	3.41%
Microsoft Corp.	3.02%
U.S. Treasury Note/Bond	2.62%
Amazon.com, Inc.	2.34%
Broadcom, Inc.	1.95%
Meta Platforms, Inc., Class A	1.71%

Holdings are shown excluding cash equivalents.

C000091256
Shareholder Report [Line Items]
Fund Name	Tributary Balanced Fund
Class Name	Institutional Plus
Trading Symbol	FOBPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Tributary Balanced Fund for the period of April 1, 2025, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]

This annual shareholder report contains important information about the Tributary Balanced Fund for the period of April 1, 2025, to March 31, 2026. You can find additional information about the Fund at www.tributaryfunds.com/resources. You can also request this information by contacting us at (800) 662-4203.

Additional Information Phone Number	(800) 662-4203
Additional Information Website	www.tributaryfunds.com/resources
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Plus	$78	0.74%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.74%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]
Table Summary
	One Year	Five Year	Ten Year
Institutional Plus Class	10.28%	6.90%	8.62%
Russell 3000 Index	18.09%	10.87%	13.72%
Bloomberg U.S. Intermediate Government/Credit Bond Index	4.41%	1.33%	2.04%
Composite Index (60% Russell 3000® Index, 40% Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index)	12.54%	7.19%	9.19%

No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Effective August 29, 2024, the Fund changed its primary benchmark index from the Composite Index (60% Russell 3000® Index, 40% Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index) to the Russell 3000® Index due to regulatory requirements. The Fund retained the Composite Index (60% Russell 3000® Index, 40% Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index) as a secondary benchmark index because the Composite Index (60% Russell 3000® Index, 40% Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index) more closely reflects the market sectors in which the Fund invests.
Prior Market Index Comparison [Text Block]	The Fund retained the Composite Index (60% Russell 3000® Index, 40% Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index) as a secondary benchmark index
Updated Performance Information Location [Text Block]
AssetsNet	$ 78,590,226
Holdings Count | Holding	206
Advisory Fees Paid, Amount	$ 307,125
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Total Net Assets	$78,590,226
# of Portfolio Holdings	206
Portfolio Turnover Rate	21%
Investment Advisory Fees (Net of fees waived)	$307,125

Holdings [Text Block]

Sector Weightings

(% total investments)

Table Summary
Value	Value
Information Technology	19.7%
Government Securities	14.8%
Financials	11.7%
Consumer Discretionary	8.1%
Industrials	7.2%
Communication Services	6.3%
Asset Backed Securities	6.1%
Health Care	5.3%
Consumer Staples	4.2%
Short-Term Investments	3.2%
Energy	3.1%
Non-Agency Commercial Mortgage Backed Securities	2.6%
Utilities	2.1%
Real Estate	1.6%
Non-Agency Residential Mortgage Backed Securities	1.4%
U.S. Government Mortgage Backed Securities	1.4%
Materials	1.2%

Largest Holdings [Text Block]

Top Ten Holdings

(% of net assets)

Table Summary
NVIDIA Corp.	4.68%
U.S. Treasury Note/Bond	4.24%
Apple, Inc.	4.18%
U.S. Treasury Note/Bond	3.93%
Alphabet, Inc., Class C	3.41%
Microsoft Corp.	3.02%
U.S. Treasury Note/Bond	2.62%
Amazon.com, Inc.	2.34%
Broadcom, Inc.	1.95%
Meta Platforms, Inc., Class A	1.71%

Holdings are shown excluding cash equivalents.

C000063509
Shareholder Report [Line Items]
Fund Name	Tributary Income Fund
Class Name	Institutional
Trading Symbol	FOINX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Tributary Income Fund for the period of April 1, 2025, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]

This annual shareholder report contains important information about the Tributary Income Fund for the period of April 1, 2025, to March 31, 2026. You can find additional information about the Fund at www.tributaryfunds.com/resources. You can also request this information by contacting us at (800) 662-4203.

Additional Information Phone Number	(800) 662-4203
Additional Information Website	www.tributaryfunds.com/resources
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$65	0.63%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.63%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]
Table Summary
	One Year	Five Year	Ten Year
Institutional Class	4.22%	0.44%	1.74%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 172,624,759
Holdings Count | Holding	213
Advisory Fees Paid, Amount	$ 364,259
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Total Net Assets	$172,624,759
# of Portfolio Holdings	213
Portfolio Turnover Rate	17%
Investment Advisory Fees (Net of fees waived)	$364,259

Holdings [Text Block]

Sector Weightings

(% total investments)

Table Summary
Value	Value
U.S. Government Mortgage Backed Securities	32.1%
U.S. Treasury Securities	25.8%
Corporate Bonds	25.7%
Non-Agency Residential Mortgage Backed Securities	8.1%
Asset Backed Securities	5.3%
Non-Agency Commercial Mortgage Backed Securities	2.0%
Municipals	0.6%
Short-Term Investments	0.4%

Largest Holdings [Text Block]

Top Ten Holdings

(% of net assets)

Table Summary
U.S. Treasury Note/Bond	6.96%
U.S. Treasury Bond	4.90%
U.S. Treasury Note/Bond	4.30%
U.S. Treasury Note/Bond	3.10%
U.S. Treasury Note/Bond	2.64%
U.S. Treasury Note/Bond	1.61%
Federal Home Loan Mortgage Corp.	1.33%
Federal National Mortgage Association	1.29%
Federal National Mortgage Association	1.27%
U.S. Treasury Bond	1.07%

Holdings are shown excluding cash equivalents

C000091255
Shareholder Report [Line Items]
Fund Name	Tributary Income Fund
Class Name	Institutional Plus
Trading Symbol	FOIPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Tributary Income Fund for the period of April 1, 2025, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]

This annual shareholder report contains important information about the Tributary Income Fund for the period of April 1, 2025, to March 31, 2026. You can find additional information about the Fund at www.tributaryfunds.com/resources. You can also request this information by contacting us at (800) 662-4203.

Additional Information Phone Number	(800) 662-4203
Additional Information Website	www.tributaryfunds.com/resources
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Plus	$49	0.48%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.48%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]
Table Summary
	One Year	Five Year	Ten Year
Institutional Plus Class	4.37%	0.56%	1.89%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 172,624,759
Holdings Count | Holding	213
Advisory Fees Paid, Amount	$ 364,259
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Total Net Assets	$172,624,759
# of Portfolio Holdings	213
Portfolio Turnover Rate	17%
Investment Advisory Fees (Net of fees waived)	$364,259

Holdings [Text Block]

Sector Weightings

(% total investments)

Table Summary
Value	Value
U.S. Government Mortgage Backed Securities	32.1%
U.S. Treasury Securities	25.8%
Corporate Bonds	25.7%
Non-Agency Residential Mortgage Backed Securities	8.1%
Asset Backed Securities	5.3%
Non-Agency Commercial Mortgage Backed Securities	2.0%
Municipals	0.6%
Short-Term Investments	0.4%

Largest Holdings [Text Block]

Top Ten Holdings

(% of net assets)

Table Summary
U.S. Treasury Note/Bond	6.96%
U.S. Treasury Bond	4.90%
U.S. Treasury Note/Bond	4.30%
U.S. Treasury Note/Bond	3.10%
U.S. Treasury Note/Bond	2.64%
U.S. Treasury Note/Bond	1.61%
Federal Home Loan Mortgage Corp.	1.33%
Federal National Mortgage Association	1.29%
Federal National Mortgage Association	1.27%
U.S. Treasury Bond	1.07%

Holdings are shown excluding cash equivalents

C000164428
Shareholder Report [Line Items]
Fund Name	Tributary Nebraska Tax-Free Fund
Class Name	Institutional Plus
Trading Symbol	FONPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Tributary Nebraska Tax-Free Fund for the period of April 1, 2025, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]

This annual shareholder report contains important information about the Tributary Nebraska Tax-Free Fund for the period of April 1, 2025, to March 31, 2026. You can find additional information about the Fund at www.tributaryfunds.com/resources. You can also request this information by contacting us at (800) 662-4203.

Additional Information Phone Number	(800) 662-4203
Additional Information Website	www.tributaryfunds.com/resources
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Plus	$46	0.45%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.45%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]
Table Summary
	One Year	Five Year	Ten Year
Institutional Plus Class	4.67%	0.79%	1.59%
Bloomberg Municipal Bond Index	4.29%	0.84%	2.16%
Bloomberg 1-15 Year Municipal Blend Index (1-17)	4.49%	1.17%	2.10%

No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Effective August 29, 2024, the Fund changed its primary benchmark index from the Bloomberg Barclays 1-15 Year Municipal Blend Index to the Bloomberg Barclays Municipal Bond Index due to regulatory requirements. The Fund retained the Bloomberg Barclays 1-15 Year Municipal Blend Index as a secondary benchmark index because the Bloomberg Barclays 1-15 Year Municipal Blend Index more closely reflects the market sectors in which the Fund invests.
Prior Market Index Comparison [Text Block]	The Fund retained the Bloomberg Barclays 1-15 Year Municipal Blend Index as a secondary benchmark index
Updated Performance Information Location [Text Block]
AssetsNet	$ 53,366,843
Holdings Count | Holding	178
Advisory Fees Paid, Amount	$ 30,798
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Total Net Assets	$53,366,843
# of Portfolio Holdings	178
Portfolio Turnover Rate	16%
Investment Advisory Fees (Net of fees waived)	$30,798

Holdings [Text Block]

Sector Weightings

(% total investments)

Table Summary
Value	Value
Municipals	94.0%
Short-Term Investments	3.0%
U.S. Government Mortgage Backed Securities	3.0%

Largest Holdings [Text Block]

Top Ten Holdings

(% of net assets)

Table Summary
Omaha Public Power District	2.67%
Douglas County Hospital Authority No. 2	2.16%
Loup River Public Power District	1.86%
Omaha School District	1.46%
Gretna Public Schools	1.33%
Douglas County School District No. 59	1.30%
Omaha School District	1.29%
Omaha School District	1.14%
Douglas County School District No. 59	1.10%
City of Omaha NE Riverfront Redevelopment Special Tax Revenue	1.04%

Holdings are shown excluding cash equivalents.

C000063508
Shareholder Report [Line Items]
Fund Name	Tributary Short-Intermediate Bond Fund
Class Name	Institutional
Trading Symbol	FOSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Tributary Short-Intermediate Bond Fund for the period of April 1, 2025, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]

This annual shareholder report contains important information about the Tributary Short-Intermediate Bond Fund for the period of April 1, 2025, to March 31, 2026. You can find additional information about the Fund at www.tributaryfunds.com/resources. You can also request this information by contacting us at (800) 662-4203.

Additional Information Phone Number	(800) 662-4203
Additional Information Website	www.tributaryfunds.com/resources
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$67	0.65%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.65%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]
Table Summary
	One Year	Five Year	Ten Year
Institutional Class	3.96%	2.21%	2.23%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%
Bloomberg 1-3 Year US Government/Credit Index	3.96%	2.04%	2.02%

No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Effective August 29, 2024, the Fund changed its primary benchmark index from the Bloomberg Barclays 1-3 Year US Government/Credit Index to the Bloomberg Barclays U.S. Aggregate Bond Index due to regulatory requirements. The Fund retained the Bloomberg Barclays 1-3 Year US Government/Credit Index as a secondary benchmark index because the Bloomberg Barclays 1-3 Year US Government/Credit Index more closely reflects the market sectors in which the Fund invests.
Prior Market Index Comparison [Text Block]	The Fund retained the Bloomberg Barclays 1-3 Year US Government/Credit Index as a secondary benchmark index
Updated Performance Information Location [Text Block]
AssetsNet	$ 218,278,139
Holdings Count | Holding	221
Advisory Fees Paid, Amount	$ 443,265
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Total Net Assets	$218,278,139
# of Portfolio Holdings	221
Portfolio Turnover Rate	41%
Investment Advisory Fees (Net of fees waived)	$443,265

Holdings [Text Block]

Sector Weightings

(% total investments)

Table Summary
Value	Value
Corporate Bonds	29.4%
Asset Backed Securities	26.3%
U.S. Treasury Securities	24.1%
Non-Agency Commercial Mortgage Backed Securities	11.0%
Non-Agency Residential Mortgage Backed Securities	6.9%
U.S. Government Mortgage Backed Securities	1.1%
Municipals	1.0%
Preferred Stocks	0.1%
Short-Term Investments	0.1%

Largest Holdings [Text Block]

Top Ten Holdings

(% of net assets)

Table Summary
U.S. Treasury Note	9.15%
U.S. Treasury Note/Bond	5.60%
U.S. Treasury Note/Bond	5.59%
U.S. Treasury Note/Bond	2.96%
Salesforce, Inc.	1.13%
Mars, Inc.	1.05%
Citigroup, Inc.	1.04%
U.S. Bancorp	1.04%
Exelon Corp.	1.04%
JPMorgan Chase & Co.	1.04%

Holdings are shown excluding cash equivalents.

C000091254
Shareholder Report [Line Items]
Fund Name	Tributary Short-Intermediate Bond Fund
Class Name	Institutional Plus
Trading Symbol	FOSPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Tributary Short-Intermediate Bond Fund for the period of April 1, 2025, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]

This annual shareholder report contains important information about the Tributary Short-Intermediate Bond Fund for the period of April 1, 2025, to March 31, 2026. You can find additional information about the Fund at www.tributaryfunds.com/resources. You can also request this information by contacting us at (800) 662-4203.

Additional Information Phone Number	(800) 662-4203
Additional Information Website	www.tributaryfunds.com/resources
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Plus	$46	0.45%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.45%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]
Table Summary
	One Year	Five Year	Ten Year
Institutional Plus Class	4.28%	2.40%	2.43%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%
Bloomberg 1-3 Year US Government/Credit Index	3.96%	2.04%	2.02%

No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Effective August 29, 2024, the Fund changed its primary benchmark index from the Bloomberg Barclays 1-3 Year US Government/Credit Index to the Bloomberg Barclays U.S. Aggregate Bond Index due to regulatory requirements. The Fund retained the Bloomberg Barclays 1-3 Year US Government/Credit Index as a secondary benchmark index because the Bloomberg Barclays 1-3 Year US Government/Credit Index more closely reflects the market sectors in which the Fund invests.
Prior Market Index Comparison [Text Block]	The Fund retained the Bloomberg Barclays 1-3 Year US Government/Credit Index as a secondary benchmark index
Updated Performance Information Location [Text Block]
AssetsNet	$ 218,278,139
Holdings Count | Holding	221
Advisory Fees Paid, Amount	$ 443,265
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Total Net Assets	$218,278,139
# of Portfolio Holdings	221
Portfolio Turnover Rate	41%
Investment Advisory Fees (Net of fees waived)	$443,265

Holdings [Text Block]

Sector Weightings

(% total investments)

Table Summary
Value	Value
Corporate Bonds	29.4%
Asset Backed Securities	26.3%
U.S. Treasury Securities	24.1%
Non-Agency Commercial Mortgage Backed Securities	11.0%
Non-Agency Residential Mortgage Backed Securities	6.9%
U.S. Government Mortgage Backed Securities	1.1%
Municipals	1.0%
Preferred Stocks	0.1%
Short-Term Investments	0.1%

Largest Holdings [Text Block]

Top Ten Holdings

(% of net assets)

Table Summary
U.S. Treasury Note	9.15%
U.S. Treasury Note/Bond	5.60%
U.S. Treasury Note/Bond	5.59%
U.S. Treasury Note/Bond	2.96%
Salesforce, Inc.	1.13%
Mars, Inc.	1.05%
Citigroup, Inc.	1.04%
U.S. Bancorp	1.04%
Exelon Corp.	1.04%
JPMorgan Chase & Co.	1.04%

Holdings are shown excluding cash equivalents.

C000063513
Shareholder Report [Line Items]
Fund Name	Tributary Small Company Fund
Class Name	Institutional
Trading Symbol	FOSCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Tributary Small Company Fund for the period of April 1, 2025, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]

This annual shareholder report contains important information about the Tributary Small Company Fund for the period of April 1, 2025, to March 31, 2026. You can find additional information about the Fund at www.tributaryfunds.com/resources. You can also request this information by contacting us at (800) 662-4203.

Additional Information Phone Number	(800) 662-4203
Additional Information Website	www.tributaryfunds.com/resources
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$125	1.18%

Expenses Paid, Amount	$ 125
Expense Ratio, Percent	1.18%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]
Table Summary
	One Year	Five Year	Ten Year
Institutional Class	10.76%	5.56%	8.11%
Russell 2000® Index	25.72%	3.77%	9.88%
Russell 2000® Value Index	28.09%	5.79%	9.61%

No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 569,566,149
Holdings Count | Holding	60
Advisory Fees Paid, Amount	$ 4,480,455
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Total Net Assets	$569,566,149
# of Portfolio Holdings	60
Portfolio Turnover Rate	31%
Investment Advisory Fees (Net of fees waived)	$4,480,455

Holdings [Text Block]

Sector Weightings

(% total investments)

Table Summary
Value	Value
Industrials	21.5%
Information Technology	20.4%
Financials	17.3%
Consumer Discretionary	10.0%
Health Care	10.0%
Real Estate	4.9%
Materials	4.2%
Energy	3.9%
Utilities	3.8%
Consumer Staples	2.5%
Short-Term Investments	1.5%

Largest Holdings [Text Block]

Top Ten Holdings

(% of net assets)

Table Summary
ESCO Technologies, Inc.	4.16%
Enpro, Inc.	3.15%
Viavi Solutions, Inc.	2.86%
Moelis & Co., Class A	2.72%
Advanced Energy Industries, Inc.	2.69%
Northern Oil & Gas, Inc.	2.64%
Seacoast Banking Corp. of Florida	2.51%
Benchmark Electronics, Inc.	2.34%
Diodes, Inc.	2.32%
Atlantic Union Bankshares Corp.	2.30%

Holdings are shown excluding cash equivalents.

C000091259
Shareholder Report [Line Items]
Fund Name	Tributary Small Company Fund
Class Name	Institutional Plus
Trading Symbol	FOSBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Tributary Small Company Fund for the period of April 1, 2025, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]

This annual shareholder report contains important information about the Tributary Small Company Fund for the period of April 1, 2025, to March 31, 2026. You can find additional information about the Fund at www.tributaryfunds.com/resources. You can also request this information by contacting us at (800) 662-4203.

Additional Information Phone Number	(800) 662-4203
Additional Information Website	www.tributaryfunds.com/resources
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Plus	$101	0.96%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.96%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]
Table Summary
	One Year	Five Year	Ten Year
Institutional Plus Class	11.00%	5.79%	8.35%
Russell 2000® Index	25.72%	3.77%	9.88%
Russell 2000® Value Index	28.09%	5.79%	9.61%

No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 569,566,149
Holdings Count | Holding	60
Advisory Fees Paid, Amount	$ 4,480,455
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Total Net Assets	$569,566,149
# of Portfolio Holdings	60
Portfolio Turnover Rate	31%
Investment Advisory Fees (Net of fees waived)	$4,480,455

Holdings [Text Block]

Sector Weightings

(% total investments)

Table Summary
Value	Value
Industrials	21.5%
Information Technology	20.4%
Financials	17.3%
Consumer Discretionary	10.0%
Health Care	10.0%
Real Estate	4.9%
Materials	4.2%
Energy	3.9%
Utilities	3.8%
Consumer Staples	2.5%
Short-Term Investments	1.5%

Largest Holdings [Text Block]

Top Ten Holdings

(% of net assets)

Table Summary
ESCO Technologies, Inc.	4.16%
Enpro, Inc.	3.15%
Viavi Solutions, Inc.	2.86%
Moelis & Co., Class A	2.72%
Advanced Energy Industries, Inc.	2.69%
Northern Oil & Gas, Inc.	2.64%
Seacoast Banking Corp. of Florida	2.51%
Benchmark Electronics, Inc.	2.34%
Diodes, Inc.	2.32%
Atlantic Union Bankshares Corp.	2.30%

Holdings are shown excluding cash equivalents.

C000195178
Shareholder Report [Line Items]
Fund Name	Tributary Small/Mid Cap Fund
Class Name	Institutional
Trading Symbol	FSMCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Tributary Small/Mid Cap Fund for the period of April 1, 2025, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]

This annual shareholder report contains important information about the Tributary Small/Mid Cap Fund for the period of April 1, 2025, to March 31, 2026. You can find additional information about the Fund at www.tributaryfunds.com/resources. You can also request this information by contacting us at (800) 662-4203.

Additional Information Phone Number	(800) 662-4203
Additional Information Website	www.tributaryfunds.com/resources
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$92	0.91%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.91%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]
Table Summary
	One Year	Five Year	Since Inception 08/2/19
Institutional Class	1.53%	4.02%	8.16%
Russell 2500 Index	23.45%	5.48%	10.03%
Russell 2500 Value Index	25.43%	7.64%	10.45%

Performance Inception Date	Aug. 02, 2019
No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 28,546,734
Holdings Count | Holding	59
Advisory Fees Paid, Amount	$ 140,407
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Total Net Assets	$28,546,734
# of Portfolio Holdings	59
Portfolio Turnover Rate	35%
Investment Advisory Fees (Net of fees waived)	$140,407

Holdings [Text Block]

Sector Weightings

(% total investments)

Table Summary
Value	Value
Industrials	21.5%
Financials	17.4%
Information Technology	16.2%
Consumer Discretionary	12.1%
Health Care	7.6%
Real Estate	6.9%
Materials	5.6%
Energy	4.1%
Consumer Staples	3.2%
Utilities	3.1%
Communication Services	1.2%
Short-Term Investments	1.1%

Largest Holdings [Text Block]

Top Ten Holdings

(% of net assets)

Table Summary
Burlington Stores, Inc.	3.17%
IDACORP, Inc.	3.06%
Littelfuse, Inc.	3.02%
Onto Innovation, Inc.	2.59%
CACI International, Inc., Class A	2.57%
Enpro, Inc.	2.47%
Permian Resources Corp., Class A	2.43%
Diodes, Inc.	2.35%
Stifel Financial Corp.	2.35%
Markel Group, Inc.	2.32%

Holdings are shown excluding cash equivalents.

C000195179
Shareholder Report [Line Items]
Fund Name	Tributary Small/Mid Cap Fund
Class Name	Institutional Plus
Trading Symbol	FSMBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Tributary Small/Mid Cap Fund for the period of April 1, 2025, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]

This annual shareholder report contains important information about the Tributary Small/Mid Cap Fund for the period of April 1, 2025, to March 31, 2026. You can find additional information about the Fund at www.tributaryfunds.com/resources. You can also request this information by contacting us at (800) 662-4203.

Additional Information Phone Number	(800) 662-4203
Additional Information Website	www.tributaryfunds.com/resources
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Plus	$90	0.90%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.90%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]
Table Summary
	One Year	Five Year	Since Inception 08/1/19
Institutional Plus Class	1.49%	4.06%	8.28%
Russell 2500 Index	23.45%	5.48%	9.86%
Russell 2500 Value Index	25.43%	7.64%	10.31%

Performance Inception Date	Aug. 01, 2019
No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 28,546,734
Holdings Count | Holding	59
Advisory Fees Paid, Amount	$ 140,407
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Total Net Assets	$28,546,734
# of Portfolio Holdings	59
Portfolio Turnover Rate	35%
Investment Advisory Fees (Net of fees waived)	$140,407

Holdings [Text Block]

Sector Weightings

(% total investments)

Table Summary
Value	Value
Industrials	21.5%
Financials	17.4%
Information Technology	16.2%
Consumer Discretionary	12.1%
Health Care	7.6%
Real Estate	6.9%
Materials	5.6%
Energy	4.1%
Consumer Staples	3.2%
Utilities	3.1%
Communication Services	1.2%
Short-Term Investments	1.1%

Largest Holdings [Text Block]

Top Ten Holdings

(% of net assets)

Table Summary
Burlington Stores, Inc.	3.17%
IDACORP, Inc.	3.06%
Littelfuse, Inc.	3.02%
Onto Innovation, Inc.	2.59%
CACI International, Inc., Class A	2.57%
Enpro, Inc.	2.47%
Permian Resources Corp., Class A	2.43%
Diodes, Inc.	2.35%
Stifel Financial Corp.	2.35%
Markel Group, Inc.	2.32%

Holdings are shown excluding cash equivalents.